Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 8,049	£ 5,794	£ 7,029
Net gains on financial instruments held for trading | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Net trading income	6,021	3,992	5,342
Net gains on financial instruments designated at fair value | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	508	692	700
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,520	£ 1,110	£ 987